SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                          OF EACH OF THE LISTED FUNDS:

                              ---------------------


DWS Balanced Fund                            DWS High Income Plus Fund                   DWS S&P 500 Index Fund
DWS Blue Chip Fund                           DWS Inflation Protected Plus Fund           DWS S&P 500 Plus Fund
DWS California Tax-Free Income Fund          DWS Intermediate Tax/AMT Free Fund          DWS Select Alternative Allocation Fund
DWS Capital Growth Fund                      DWS International Fund                      DWS Short Duration Fund
DWS Climate Change Fund                      DWS International Value Opportunities Fund  DWS Short Duration Plus Fund
DWS Commodity Securities Fund                DWS Large Cap Value Fund                    DWS Short-Term Municipal Bond Fund
DWS Communications Fund                      DWS Large Company Growth Fund               DWS Small Cap Core Fund
DWS Core Fixed Income Fund                   DWS Latin America Equity Fund               DWS Small Cap Growth Fund
DWS Core Plus Income Fund                    DWS LifeCompass 2015 Fund                   DWS Strategic Government Securities Fund
DWS Disciplined Market Neutral Fund          DWS LifeCompass 2020 Fund                   DWS Strategic High Yield Tax-Free Fund
DWS Diversified International Equity Fund    DWS LifeCompass 2030 Fund                   DWS Strategic Income Fund
DWS Dreman Mid Cap Value Fund                DWS LifeCompass 2040 Fund                   DWS Strategic Value Fund
DWS Dreman Small Cap Value Fund              DWS LifeCompass Protect 2017 Fund           DWS Target 2010 Fund
DWS Emerging Markets Equity Fund             DWS LifeCompass Retirement Fund             DWS Target 2011 Fund
DWS Emerging Markets Fixed Income Fund       DWS Managed Municipal Bond Fund             DWS Target 2012 Fund
DWS Equity 500 Index Fund                    DWS Massachusetts Tax-Free Fund             DWS Target 2013 Fund
DWS Europe Equity Fund                       DWS Mid Cap Growth Fund                     DWS Target 2014 Fund
DWS Floating Rate Plus Fund                  DWS Money Market Prime Series               DWS Technology Fund
DWS Global Bond Fund                         DWS New York Tax-Free Income Fund           DWS U.S. Bond Index Fund
DWS Global Opportunities Fund                DWS RREEF Global Infrastructure Fund
DWS Global Thematic Fund                     DWS RREEF Global Real Estate Securities
DWS GNMA Fund                                    Fund
DWS Gold & Precious Metals Fund              DWS RREEF Real Estate Securities Fund
DWS Growth & Income Fund
DWS Health Care Fund
DWS High Income Fund

---------------------------------------------------------------------------------------------------------------------------------

Effective on or about August 1, 2009, the following disclosure replaces similar language under the "Purchase and Redemption of Shares" section of each Fund' statements of additional information:


Automatic Exchanges. Shareholders may automatically exchange fund shares for shares of the same class of another DWS fund. In order to establish an automatic exchange: (i) the amount ($50 minimum) to be exchanged must be specified; and
(ii) the originating account must have a minimum account balance of $5,000. Automatic exchanges will be made automatically until the shareholder or the fund terminates the privilege.



               Please Retain This Supplement for Future Reference

July 30, 2009